BlackRock Bond Fund, Inc.
BlackRock High Income Fund

BlackRock EuroFund

BlackRock FundsSM
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Global Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock International Opportunities Portfolio
BlackRock Science & Technology
Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock U.S. Opportunities Portfolio
BlackRock World Gold Fund

BlackRock Funds II
BlackRock Emerging Market Debt Portfolio
BlackRock High Yield Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio

BlackRock Global Allocation Fund, Inc.	BlackRock Global Dynamic Equity Fund

BlackRock Global Emerging Markets Fund, Inc.

BlackRock Global Financial Services Fund, Inc.

BlackRock Global Growth Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock Small Cap Index Fund

BlackRock International Value Trust
BlackRock International Value Fund

BlackRock Latin America Fund, Inc.

BlackRock Pacific Fund, Inc.

BlackRock Series, Inc.
BlackRock International Fund
BlackRock Small Cap Growth Fund II

BlackRock Value Opportunities Fund, Inc.

BlackRock World Income Fund, Inc.

FDP Series, Inc.
MFS Research International FDP Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 1, 2011 to the
Prospectuses and Statement of Additional Information of each Fund

Effective April 1, 2011, each Fund’s Prospectuses are amended as set forth below:

Effective at the opening of business on April 1, 2011, the 2% redemption fee charged by the Funds upon the sale or exchange of shares within 30 days of purchase or exchange is terminated and will no longer be charged by the Funds. All references to this fee in the Funds’ prospectuses and statements of additional information are hereby deleted. In particular,

  In the Fund Overview section of each Fund’s prospectus, the Fee Table line item for Redemption Fee should indicate that no redemption fee is charged.

  The Shares at a Glance chart in the section of each Fund’s prospectus entitled “Account Information—How to Choose the Share Class that Best Suits Your Needs” is hereby amended to state that no redemption fee is charged by any Fund on any share class.

  The fifth paragraph in the section “Account Information—Short-Term Trading Policy” in each Fund’s prospectus is deleted in its entirety.

  The section in each Fund’s prospectus entitled “Account Information—Redemption Fee” is deleted in its entirety.

Effective April 1, 2011, each Fund’s Statement of Additional Information is amended as set forth below.

The sub-section “Redemption Fee” in the section entitled “Purchase of Shares” is deleted in its entirety.

Shareholders should retain this Supplement for future reference.

Code #ALLPRSAI-FEE-0211SUP